Assets pledged and collateral (Details) (CHF) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Assets pledged and collateral (CHF million)
Total assets pledged or assigned as collateral	140,862	137,207
of which encumbered	93,046	92,300
Fair value of collateral received with the right to sell or repledge	385,551	359,508
of which sold or repledged	288,647	267,902